Retirement plans - Expense recognized in income statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit pension plan expense:
Current service cost	$ 2,329	$ 3,232
Net interest cost	786	562
Cost of settlement	0	(123)
Total net defined benefit pension plan expense	$ 3,115	$ 3,671